Allocation in the allowance for loan losses by loan segment (Details) (USD $)	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Balance of allowance for loan losses at Dec. 31, 2010	$ 7,011	$ 2,001	$ 408	$ 9,420
Less: Charge-offs	3,353	52	147	3,552
Add: Recoveries	103		104	207
Add: Provisions	3,134	164	(173)	3,125
Balance of allowance for loan losses at Dec. 31, 2011	6,895	2,113	192	9,200
Balance of allowance for loan losses at Dec. 31, 2011	6,895	2,113	192	9,200
Balance of allowance for loan losses at Dec. 31, 2011
Less: Charge-offs	1,690	176	19	1,885
Add: Recoveries	364	2	8	374
Add: Provisions	1,959	(830)	(9)	1,120
Balance of allowance for loan losses at Dec. 31, 2012	7,528	1,109	172	8,809
Balance of allowance for loan losses at Dec. 31, 2012	7,528	1,109	172	8,809
Balance of allowance for loan losses at Dec. 31, 2012
Less: Charge-offs	222	27	49	298
Add: Recoveries	53	2	29	84
Add: Provisions	0	0	0	0
Balance of allowance for loan losses at Dec. 31, 2013	$ 7,359	$ 1,084	$ 152	$ 8,595